Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
October 31, 2022
SFB-NPRT3-1222
1.809079.119
Municipal Bonds - 96.8%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,700,000	1,758,305
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	270,000	251,093
4% 12/1/35	880,000	789,424
4% 12/1/37	1,180,000	1,026,674
4% 12/1/38	225,000	193,150
4% 12/1/39	1,605,000	1,364,269
4% 12/1/41	3,845,000	3,210,864
4% 12/1/44	2,265,000	1,839,715
4% 12/1/49	530,000	417,157
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	23,020,000	22,352,897
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	55,000	54,090
5% 3/1/27	110,000	107,009
5% 3/1/28	120,000	115,730
5% 3/1/29	100,000	95,535
5% 3/1/30	120,000	113,436
5% 3/1/36	2,315,000	2,002,403
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,260,000	1,194,980
4% 6/1/30	955,000	892,997
4% 6/1/31	825,000	756,537
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	20,155,000	18,143,569
TOTAL ALABAMA		56,679,834
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,590,000	1,631,274
5% 10/1/33	2,075,000	2,116,536
TOTAL ALASKA		3,747,810
Arizona - 2.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	470,000	496,735
5% 6/1/30	1,390,000	1,478,835
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 3.318%, tender 1/1/37 (b)(c)	945,000	862,030
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,415,000	1,275,871
4% 2/1/39	1,415,000	1,259,730
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	385,000	349,209
4% 9/1/38	420,000	374,812
4% 9/1/39	380,000	336,139
4% 9/1/40	410,000	359,443
4% 9/1/46	945,000	790,720
5% 9/1/31	185,000	193,280
5% 9/1/32	285,000	295,294
5% 9/1/33	390,000	401,039
5% 9/1/34	330,000	337,146
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,030,000	758,016
5% 5/1/43	945,000	638,832
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,150,000	1,248,486
5% 7/1/34	1,180,000	1,266,702
5% 7/1/35	945,000	1,007,668
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	145,000	122,799
5% 7/1/48	190,000	148,348
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	1,890,000	1,902,652
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	1,735,000	1,304,860
6% 1/1/48 (d)	3,290,000	2,231,293
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	755,000	800,265
5% 7/1/32	3,070,000	3,244,599
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 B:
5% 7/1/30	3,775,000	3,970,998
5% 7/1/34	1,890,000	1,962,423
5% 7/1/35	1,890,000	1,941,825
Series 2019 A, 5% 7/1/44	5,300,000	5,222,410
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,040,000	1,107,501
5% 7/1/32	335,000	352,238
5% 7/1/36	560,000	579,171
5% 7/1/37	490,000	505,470
5% 7/1/38	785,000	807,834
5% 7/1/45	6,800,000	6,834,902
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,720,000	5,337,893
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,060,000	917,251
5% 7/1/54	3,335,000	2,835,352
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,360,000	2,385,214
TOTAL ARIZONA		58,245,285
California - 3.6%
California Gen. Oblig. Series 2004:
5.25% 12/1/33	35,000	35,063
5.5% 4/1/30	5,000	5,010
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	1,696,919	1,450,802
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,020,000	1,973,999
5% 5/15/38	2,830,000	2,723,429
5% 5/15/43	3,775,000	3,531,135
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	340,000	285,977
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	280,000	195,148
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/32	2,190,000	2,414,204
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	945,000	962,309
5% 5/15/26	945,000	966,781
5% 5/15/27	945,000	966,159
5% 5/15/28	945,000	963,674
5% 5/15/32	1,180,000	1,191,387
5% 5/15/33	1,415,000	1,424,533
5% 5/15/40	945,000	925,535
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,150,000	1,617,191
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2022 C:
5% 7/1/39	4,750,000	5,016,118
5% 7/1/41	16,350,000	17,154,495
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,800,000	1,866,408
4% 8/1/32	1,100,000	1,123,528
4% 8/1/33	1,425,000	1,438,776
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,225,000	815,905
Series B:
0% 8/1/33	4,105,000	2,590,615
0% 8/1/37	7,555,000	3,760,964
0% 8/1/38	3,990,000	1,867,683
0% 8/1/39	6,815,000	2,992,826
0% 8/1/41	4,625,000	1,778,744
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	990,000	1,016,351
5% 9/1/30	1,295,000	1,318,438
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,286,656
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,670,000	1,659,344
San Diego Cmnty. College District Series 2011, 0% 8/1/35	2,830,000	1,593,812
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,225,000	732,484
0% 7/1/37	4,820,000	2,447,186
Series 2008 E, 0% 7/1/47 (e)	2,455,000	1,568,620
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,765,000	2,726,148
Series 2022 B, 5% 5/1/52	14,945,000	14,709,101
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,495,000	981,811
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,605,000	1,451,634
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	945,000	973,151
5% 6/1/28	1,425,000	1,471,572
5% 6/1/29	945,000	978,690
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,520,000	1,601,332
TOTAL CALIFORNIA		98,554,728
Colorado - 0.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,370,000	1,324,828
5% 10/1/43	5,485,000	5,158,473
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	255,000	257,564
5% 9/1/24	210,000	213,368
5% 9/1/25	245,000	250,101
5% 9/1/28	2,075,000	2,132,769
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,495,000	3,308,036
Series 2019 A, 4% 11/1/39	2,815,000	2,447,356
Series 2019 A2, 4% 8/1/49	3,955,000	3,079,364
Series 2020 A, 4% 9/1/50	1,020,000	753,687
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	885,000	874,896
TOTAL COLORADO		19,800,442
Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2018 F, 5% 9/15/27	945,000	1,012,520
Series 2020 A:
4% 1/15/33	7,965,000	7,922,544
4% 1/15/34	6,615,000	6,486,422
5% 1/15/40	2,610,000	2,698,971
Series 2021 A:
3% 1/15/35	1,000,000	839,269
3% 1/15/40	1,230,000	917,731
Series 2021 B, 3% 6/1/40	1,000,000	743,808
Series 2022 B, 3% 1/15/40	2,625,000	1,958,573
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	990,000	1,016,089
5% 7/1/35	1,135,000	1,159,871
5% 7/1/36	380,000	387,080
5% 7/1/37	1,470,000	1,494,566
5% 7/1/42	3,570,000	3,577,883
Bonds Series 2020 B, 5%, tender 1/1/27 (b)	4,445,000	4,644,452
Series 2016 K, 4% 7/1/46	4,215,000	3,340,504
Series 2019 A:
5% 7/1/34 (d)	1,325,000	1,157,426
5% 7/1/49 (d)	1,925,000	1,468,814
Series 2020 A, 4% 7/1/39	2,830,000	2,496,399
Series 2020 C, 4% 7/1/45	3,985,000	3,367,698
Series 2020 K:
5% 7/1/37	945,000	963,233
5% 7/1/38	1,415,000	1,438,408
5% 7/1/39	1,465,000	1,484,957
5% 7/1/44 (d)	1,295,000	1,093,403
Series 2022 M, 4% 7/1/37	3,305,000	2,890,163
Series G, 5% 7/1/50 (d)	1,100,000	903,116
Series K1:
5% 7/1/31	1,415,000	1,369,747
5% 7/1/35	1,210,000	1,131,878
Series N:
4% 7/1/39	1,165,000	919,027
4% 7/1/49	1,395,000	987,612
5% 7/1/32	520,000	502,240
5% 7/1/33	470,000	449,971
5% 7/1/34	235,000	222,487
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,110,000	1,083,063
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	2,195,000	2,309,632
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	2,295,000	2,261,414
5% 4/1/39 (d)	2,950,000	2,735,445
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	540,000	559,709
TOTAL CONNECTICUT		69,996,125
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,170,000	2,291,760
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	3,775,000	3,893,011
5% 7/15/30	6,130,000	6,299,939
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	4,210,000	2,671,984
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,180,000	1,232,656
5% 10/1/34	1,890,000	1,969,933
5% 10/1/36	1,890,000	1,954,636
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,290,000	4,503,523
TOTAL DISTRICT OF COLUMBIA		24,817,442
Florida - 6.5%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32 (f)(g)	2,220,000	2,273,145
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,505,000	1,575,904
Series 2016, 5% 7/1/32	965,000	1,001,061
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,633,792
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,015,000	3,904,424
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,890,000	3,686,773
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,320,000	3,987,736
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,700,000	2,464,503
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,175,000	1,970,557
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,025,000	6,240,696
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,255,000	1,775,354
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,530,000	3,727,314
Series 2019, 5% 10/1/27	615,000	625,267
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	3,500,000	3,440,755
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,455,000	2,457,522
Series 2015 C, 5% 10/1/35	1,890,000	1,873,946
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	380,000	404,455
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	930,000	974,392
5% 10/1/31	1,015,000	1,059,685
Series 2015 B, 5% 10/1/29	1,180,000	1,223,250
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	4,720,000	4,907,144
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/24	790,000	803,810
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	620,000	645,762
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,360,000	2,376,898
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	7,555,000	7,784,734
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	1,890,000	1,984,394
5% 8/15/34	2,595,000	2,689,571
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,445,000	1,413,439
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	8,025,000	7,973,583
Series 2020 A:
4% 10/1/35	1,510,000	1,385,098
4% 10/1/41	1,135,000	980,537
5% 10/1/31	2,020,000	2,146,604
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,115,000	3,071,403
Series 2014 A:
5% 7/1/25	1,350,000	1,377,977
5% 7/1/27	945,000	962,440
5% 7/1/28	2,100,000	2,138,076
5% 7/1/29	955,000	971,853
5% 7/1/44	15,860,000	15,365,327
Series 2014 B, 5% 7/1/30	2,360,000	2,401,646
Miami-Dade County Gen. Oblig. Series 2020, 2.25% 7/1/38	1,000,000	683,428
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	11,680,000	12,020,905
Series 2016 A, 5% 5/1/32	9,440,000	9,710,704
Series 2016 B, 5% 8/1/26	4,255,000	4,477,779
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 8/1/28	1,870,000	1,937,871
Series 2018 A, 5% 8/1/24	720,000	739,901
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	199,315
5% 7/1/39	400,000	366,875
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,375,000	2,398,519
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	470,000	493,107
5% 10/1/28	3,775,000	3,946,969
5% 10/1/30	1,890,000	1,969,921
5% 10/1/32	3,125,000	3,242,911
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,395,000	1,462,517
5% 8/15/32	3,700,000	3,827,650
5% 8/15/35	665,000	678,946
5% 8/15/37	4,720,000	4,784,511
5% 8/15/42	3,210,000	3,160,316
5% 8/15/47	4,910,000	4,742,491
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,345,000	1,363,385
5% 12/1/36	1,040,000	1,026,231
Series 2015 A, 5% 12/1/40	945,000	914,297
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	720,000	726,630
5% 10/15/49	1,340,000	1,345,647
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,095,000	1,140,607
5% 8/1/31 (Build America Mutual Assurance Insured)	2,090,000	2,173,798
TOTAL FLORIDA		177,216,058
Georgia - 3.6%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,435,000	1,476,609
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,065,000	8,873,865
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,080,000	5,975,357
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	945,000	945,798
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,285,000	1,327,332
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,160,000	1,187,032
Series 2019, 4% 6/15/49	1,115,000	963,279
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	5,760,000	4,790,222
5% 1/1/30	390,000	405,434
5% 1/1/32	885,000	907,070
5% 1/1/34	1,815,000	1,837,479
5% 1/1/35	875,000	881,486
5% 1/1/36	1,075,000	1,079,054
5% 1/1/37	1,055,000	1,052,139
5% 1/1/38	1,085,000	1,070,291
5% 1/1/44	2,825,000	2,720,523
Series GG, 5% 1/1/23	1,510,000	1,513,613
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,620,000	4,265,042
4% 7/1/39	2,360,000	2,091,865
4% 7/1/43	2,470,000	2,117,850
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	5,705,000	5,669,138
Series 2021 A, 4%, tender 9/1/27 (b)	21,715,000	20,978,101
Series 2021 C, 4%, tender 12/1/28 (b)	20,380,000	19,083,785
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	500,000	446,966
4% 4/1/40	1,320,000	1,155,848
5% 4/1/36	1,060,000	1,101,724
Series 2020 B:
5% 9/1/31	1,060,000	1,155,949
5% 9/1/33	2,360,000	2,527,837
TOTAL GEORGIA		97,600,688
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2017 FK, 5% 5/1/33	3,965,000	4,180,381
Series 2020 C:
4% 7/1/37	1,040,000	979,252
4% 7/1/38	1,180,000	1,110,048
TOTAL HAWAII		6,269,681
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	470,000	484,515
5.5% 12/1/27	3,070,000	3,197,145
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	665,000	682,948
5% 7/15/25	665,000	691,736
5% 7/15/26	470,000	494,347
Series 2019 A, 4% 1/1/50	415,000	407,472
TOTAL IDAHO		5,958,163
Illinois - 15.1%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	2,660,000	2,354,146
Series 2015 C, 5.25% 12/1/39	755,000	698,392
Series 2016 B, 6.5% 12/1/46	400,000	412,956
Series 2017 A, 7% 12/1/46 (d)	1,400,000	1,485,579
Series 2017 C:
5% 12/1/24	1,735,000	1,737,634
5% 12/1/25	2,670,000	2,667,325
5% 12/1/26	500,000	496,172
Series 2017 D:
5% 12/1/24	1,705,000	1,707,588
5% 12/1/31	1,845,000	1,789,035
Series 2017 H, 5% 12/1/36	440,000	411,961
Series 2018 A:
5% 12/1/24	1,590,000	1,592,414
5% 12/1/29	4,195,000	4,129,880
5% 12/1/31	850,000	824,546
Series 2018 C, 5% 12/1/46	8,210,000	7,132,033
Series 2019 A:
5% 12/1/25	2,360,000	2,357,635
5% 12/1/26	1,985,000	1,969,805
5% 12/1/29	2,920,000	2,863,784
5% 12/1/30	3,820,000	3,729,300
5% 12/1/32	1,700,000	1,634,374
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,565,000	1,567,297
5% 1/1/27	7,225,000	7,214,610
5% 1/1/29	3,645,000	3,617,198
5% 1/1/30	7,035,000	6,928,219
Series 2021 A, 5% 1/1/32	4,405,000	4,251,254
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	770,000	707,142
5% 1/1/36	4,250,000	4,264,869
5% 1/1/37	5,005,000	5,012,444
5% 1/1/41	5,665,000	5,537,268
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2016 B, 5% 1/1/34	2,675,000	2,722,988
Series 2016 C:
5% 1/1/32	4,485,000	4,597,952
5% 1/1/33	1,230,000	1,256,653
5% 1/1/34	1,425,000	1,450,564
Series 2017 B:
5% 1/1/34	1,430,000	1,463,081
5% 1/1/35	2,400,000	2,437,840
5% 1/1/36	1,560,000	1,582,889
5% 1/1/37	6,045,000	6,122,438
5% 1/1/38	2,125,000	2,145,596
5% 1/1/39	4,720,000	4,748,824
Series 2018 B:
4% 1/1/44	2,510,000	2,097,120
5% 1/1/48	1,055,000	1,024,286
5% 1/1/53	1,060,000	1,017,838
Series 2020 A, 4% 1/1/37	6,305,000	5,805,039
Chicago Transit Auth. Series 2017, 5% 12/1/46	1,795,000	1,705,487
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	830,000	837,167
5% 6/1/25	705,000	718,188
5% 6/1/26	1,505,000	1,542,441
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	420,000	423,595
Cook County Ccsd 034 Glenview Series 2021 A, 2% 12/1/37	2,010,000	1,336,313
Cook County Gen. Oblig. Series 2016 A, 5% 11/15/29	5,770,000	6,031,006
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	635,000	672,484
Illinois Fin. Auth. Series 2020, 5% 7/1/36	4,150,000	4,445,169
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	190,000	199,435
5% 10/1/32	275,000	286,190
5% 10/1/33	470,000	484,070
5% 10/1/35	285,000	290,321
5% 10/1/36	285,000	289,021
5% 10/1/37	330,000	333,902
5% 10/1/38	355,000	356,858
5% 10/1/39	610,000	611,934
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,230,000	2,239,804
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,395,000	1,326,910
5% 10/1/33	1,415,000	1,447,677
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	750,000	775,252
5% 7/15/27	1,225,000	1,289,748
5% 7/15/30	1,405,000	1,479,358
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	10,465,000	8,664,407
5% 5/15/43	9,440,000	9,143,720
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,260,000	3,410,328
5% 2/15/36	2,255,000	2,286,027
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	465,000	438,346
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,135,000	1,141,562
Series 2015 A, 5% 11/15/31	3,305,000	3,355,693
Series 2015 C:
5% 8/15/35	3,155,000	3,156,679
5% 8/15/44	15,205,000	14,729,196
Series 2016 A:
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	1,745,000	1,845,020
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	945,000	999,166
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	1,445,000	1,527,825
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	960,000	1,021,646
Series 2016 B:
5% 8/15/30	2,830,000	2,942,579
5% 8/15/33	4,330,000	4,433,242
5% 8/15/34	2,280,000	2,327,302
Series 2016 C:
3.75% 2/15/34	685,000	631,211
4% 2/15/36	2,915,000	2,706,817
4% 2/15/41	8,645,000	7,477,383
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	395,000	401,613
5% 2/15/31	1,965,000	2,033,716
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	20,335
5% 12/1/29	970,000	992,653
5% 12/1/46	2,510,000	2,355,833
Series 2017 A, 5% 8/1/47	405,000	383,678
Series 2017:
5% 7/1/33	3,175,000	3,321,108
5% 7/1/34	2,610,000	2,716,384
5% 7/1/35	530,000	552,123
Series 2019:
4% 9/1/37	380,000	311,025
4% 9/1/39	945,000	752,868
5% 9/1/30	180,000	177,677
5% 9/1/38	850,000	789,343
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,835,000	1,893,514
Series 2013 A, 5% 4/1/35	850,000	826,139
Series 2013, 5.5% 7/1/38	1,890,000	1,891,613
Series 2014:
5% 2/1/25	2,120,000	2,129,504
5% 2/1/27	1,155,000	1,157,263
5% 4/1/28	550,000	550,407
5% 5/1/28	3,140,000	3,142,458
5% 5/1/32	1,320,000	1,310,070
5% 5/1/33	1,510,000	1,490,042
5.25% 2/1/29	2,830,000	2,839,038
5.25% 2/1/30	2,550,000	2,557,532
5.25% 2/1/31	1,230,000	1,231,954
Series 2016:
5% 2/1/26	945,000	951,963
5% 6/1/26	575,000	579,095
5% 2/1/27	3,535,000	3,557,565
5% 2/1/28	3,300,000	3,307,878
5% 2/1/29	3,100,000	3,102,579
Series 2017 A, 5% 12/1/26	3,165,000	3,186,331
Series 2018 A:
5% 10/1/26	1,415,000	1,424,930
5% 10/1/28	3,305,000	3,310,722
Series 2020 B, 4% 10/1/32	5,055,000	4,544,208
Series 2021 A:
5% 3/1/32	100,000	99,320
5% 3/1/35	710,000	690,315
5% 3/1/36	565,000	547,351
5% 3/1/37	710,000	684,145
5% 3/1/46	2,830,000	2,576,323
Series 2021 B, 4% 12/1/34	3,355,000	2,914,857
Series 2022 A:
5% 3/1/32	1,755,000	1,743,075
5% 3/1/36	7,365,000	7,134,936
5.25% 3/1/37	1,605,000	1,586,310
Series 2022 B:
5% 3/1/29	3,495,000	3,498,891
5% 3/1/32	1,550,000	1,539,468
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	6,760,000	6,341,035
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,545,092	3,826,269
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/29	9,440,000	9,762,615
5% 2/1/31	1,785,000	1,848,839
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	890,000	924,581
Series 2019 A, 5% 1/1/44	1,060,000	1,069,372
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	2,625,000	2,659,236
Series 2017, 5% 1/1/29	970,000	1,020,560
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,270,000	10,564,419
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,245,000	822,172
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,165,000	2,064,281
0% 1/15/25	4,190,000	3,828,393
0% 1/15/26	3,150,000	2,756,841
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	30,875,000	10,226,232
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	11,465,000	3,354,693
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,015,000	2,603,966
Series 2012 B, 0% 12/15/51	5,570,000	945,290
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	659,622
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,285,000	5,636,964
Series 2017 B:
5% 12/15/28	1,890,000	1,892,037
5% 12/15/32	850,000	834,863
Series 2020 A, 5% 6/15/50	21,945,000	20,057,967
Series 2022 A, 4% 12/15/42	5,405,000	4,372,919
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,825,000	1,857,282
6.25% 10/1/38	1,795,000	1,832,776
Series 2018 A, 5% 4/1/29	3,720,000	3,937,566
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000,000	2,583,962
TOTAL ILLINOIS		410,021,351
Indiana - 1.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	680,000	692,187
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	425,000	456,444
5% 11/1/29	1,320,000	1,430,466
5% 11/1/30	295,000	321,784
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,450,000	2,033,279
Series 2015 A, 5.25% 2/1/32	2,775,000	2,878,237
Series 2015, 5% 3/1/36	4,250,000	4,297,985
Series 2016:
5% 9/1/27	1,745,000	1,825,617
5% 9/1/31	1,735,000	1,787,299
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	1,660,000	1,278,806
Series 2021 B, 3% 7/1/50	1,135,000	1,071,058
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	3,775,000	3,990,734
5% 1/1/34	1,890,000	1,993,116
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,090,000	3,146,621
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	2,830,000	3,045,135
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	945,000	813,646
4% 4/1/46	2,115,000	1,714,502
5% 4/1/40	2,115,000	2,127,095
Series 2020:
4% 4/1/37	1,565,000	1,375,174
5% 4/1/29	970,000	1,019,095
TOTAL INDIANA		37,298,280
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,360,000	2,304,079
Series A:
5% 5/15/43	775,000	663,777
5% 5/15/48	1,355,000	1,129,081
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,645,000	2,057,202
Series 2021 B1, 4% 6/1/49	3,215,000	2,932,709
TOTAL IOWA		9,086,848
Kentucky - 3.4%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,135,000	1,097,878
Series 2019:
5% 2/1/28	45,000	46,352
5% 2/1/32	60,000	60,557
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,585,000	1,605,222
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	755,000	769,345
5% 1/1/27	1,415,000	1,471,406
5% 1/1/33	1,225,000	1,252,272
Series 2019, 5% 1/1/44	2,120,000	2,089,362
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	945,000	959,564
5% 8/1/44	945,000	901,308
Series 2019 A2, 5% 8/1/49	2,360,000	2,190,154
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	45,000	46,030
5% 6/1/26	50,000	51,000
5% 6/1/27	50,000	50,857
5% 6/1/28	55,000	55,784
5% 6/1/29	60,000	60,754
5% 6/1/30	60,000	60,706
Series 2017 B:
5% 8/15/32	2,530,000	2,587,539
5% 8/15/33	1,250,000	1,274,830
5% 8/15/35	1,415,000	1,434,335
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/29	1,760,000	1,866,973
5% 5/1/30	1,180,000	1,249,842
5% 5/1/31	505,000	534,675
5% 5/1/32	265,000	279,711
5% 5/1/33	595,000	626,145
5% 5/1/34	680,000	714,282
5% 5/1/35	400,000	414,611
5% 5/1/36	340,000	351,607
Series A:
4% 11/1/38	600,000	551,501
5% 11/1/28	6,055,000	6,455,917
5% 11/1/29	3,625,000	3,861,398
5% 11/1/30	2,030,000	2,157,407
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	29,720,000	28,930,138
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,360,000	1,395,956
Series 2020 D, 5%, tender 10/1/29 (b)	1,635,000	1,702,457
Series 2013 A, 5.5% 10/1/33	1,205,000	1,219,561
Series 2016 A:
5% 10/1/31	6,045,000	6,168,358
5% 10/1/32	7,310,000	7,446,782
5% 10/1/33	4,155,000	4,215,106
Series 2020 A:
4% 10/1/40	1,090,000	948,504
5% 10/1/37	2,715,000	2,707,447
TOTAL KENTUCKY		91,863,633
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,605,000	1,550,389
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	420,000	433,120
5% 12/15/27	1,890,000	1,958,912
5% 12/15/29	1,135,000	1,174,604
TOTAL LOUISIANA		5,117,025
Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,120,000	909,570
4% 7/1/46	1,665,000	1,289,379
5% 7/1/41	455,000	423,567
5% 7/1/46	310,000	280,323
Series 2018 A:
5% 7/1/30	1,120,000	1,162,726
5% 7/1/31	1,040,000	1,073,697
5% 7/1/34	1,890,000	1,927,400
5% 7/1/35	2,590,000	2,634,165
5% 7/1/36	3,070,000	3,118,093
5% 7/1/37	2,830,000	2,874,942
5% 7/1/38	2,150,000	2,168,944
5% 7/1/43	4,250,000	4,184,383
Series 2018, 5% 7/1/48	4,000,000	4,117,229
Maine Tpk. Auth. Tpk. Rev. Series 2018:
5% 7/1/33	660,000	701,248
5% 7/1/34	945,000	1,000,873
5% 7/1/35	1,040,000	1,097,432
5% 7/1/36	1,890,000	1,989,673
TOTAL MAINE		30,953,644
Maryland - 1.3%
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/37	735,000	790,697
5% 10/15/40	3,220,000	3,408,707
5% 10/15/41	3,400,000	3,593,070
City of Westminster Series 2016, 5% 11/1/31	1,865,000	1,904,832
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,860,000	1,827,073
Series 2019 C, 3.5% 3/1/50	1,820,000	1,757,328
Maryland Dept. of Trans. Series 2022 B, 5% 12/1/23 (f)(g)	995,000	1,013,858
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 5% 7/1/40	1,890,000	1,854,933
Series 2016 A:
4% 7/1/42	735,000	583,341
5% 7/1/35	1,940,000	1,942,905
5% 7/1/38	1,060,000	1,039,731
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	850,000	702,827
Series 2022 A:
4% 6/1/37	2,240,000	2,041,724
4% 6/1/38	2,455,000	2,207,912
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	7,100,000	7,484,864
Series 2021 A, 5% 7/15/41	2,595,000	2,713,540
TOTAL MARYLAND		34,867,342
Massachusetts - 2.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	960,000	931,982
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	9,440,000	7,600,056
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,100,000	1,122,447
5% 10/1/33	1,280,000	1,290,761
Series 2015 D, 5% 7/1/44	2,430,000	2,314,913
Series 2016 A, 5% 1/1/47	6,610,000	6,206,660
Series 2019, 5% 9/1/59	11,260,000	11,047,107
Series 2020 A, 4% 7/1/45	9,790,000	7,805,552
Series A, 4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	6,370,000	6,590,822
Series J2, 5% 7/1/53	2,360,000	2,268,966
Series M:
4% 10/1/50	9,975,000	7,623,845
5% 10/1/45	7,515,000	7,124,460
Massachusetts Gen. Oblig. Series 2019 A, 5% 1/1/39	3,960,000	4,135,816
TOTAL MASSACHUSETTS		66,063,387
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	975,000	982,032
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,840,000	1,684,513
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,415,000	1,448,420
5% 7/1/48	6,135,000	6,141,052
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,050,000	2,068,980
4% 5/1/33 (Build America Mutual Assurance Insured)	2,110,000	2,114,213
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,365,000	1,404,694
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	10,539
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,740,000	1,808,315
Series 2012, 5% 11/15/36	1,225,000	1,225,776
Series 2016, 5% 11/15/32	4,545,000	4,622,904
Series 2019 A, 5% 11/15/48	1,555,000	1,494,073
Series 2020 A, 4% 6/1/49	2,070,000	1,581,849
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	290,000	303,029
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	42,946
Portage Pub. Schools Series 2016:
5% 11/1/33	945,000	983,027
5% 11/1/36	1,180,000	1,220,832
5% 11/1/37	945,000	976,764
Warren Consolidated School District Series 2016:
5% 5/1/28	3,870,000	4,055,463
5% 5/1/29	3,995,000	4,179,757
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,225,000	1,262,099
5% 12/1/31	2,170,000	2,227,428
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,830,000	2,812,988
Series 2015 G:
5% 12/1/31	1,415,000	1,452,447
5% 12/1/32	1,415,000	1,445,992
5% 12/1/33	1,890,000	1,916,525
Series 2015, 5% 12/1/29	1,510,000	1,560,458
Series 2017 A:
5% 12/1/28	565,000	593,161
5% 12/1/29	520,000	544,203
5% 12/1/30	660,000	687,736
5% 12/1/33	330,000	337,323
5% 12/1/37	470,000	473,200
5% 12/1/37	255,000	256,166
Series 2017 C, 5% 12/1/28	1,040,000	1,100,185
TOTAL MICHIGAN		55,019,089
Minnesota - 1.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	6,685,000	6,408,306
5% 2/15/58	11,185,000	10,475,141
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,237,561
Series 2017:
5% 5/1/23	470,000	473,302
5% 5/1/24	1,135,000	1,155,742
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,290,000	1,344,756
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	945,000	987,055
5% 10/1/32	675,000	696,130
5% 10/1/33	825,000	848,731
5% 10/1/45	975,000	977,551
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,270,000	1,156,600
Series D:
4% 8/1/38	2,265,000	2,114,022
4% 8/1/40	2,455,000	2,252,111
4% 8/1/41	1,610,000	1,466,241
4% 8/1/43	1,820,000	1,623,018
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,265,000	2,695,128
5% 5/1/48	4,085,000	4,005,138
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,150,000	3,069,239
TOTAL MINNESOTA		42,985,772
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	3,035,000	2,859,067
5% 6/1/28	705,000	750,136
TOTAL MISSISSIPPI		3,609,203
Missouri - 1.0%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	30,000	30,576
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,390,000	1,407,023
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	225,000	235,802
5% 1/1/28	470,000	505,314
5% 1/1/33	450,000	479,672
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,190,000	1,126,307
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	380,000	365,257
3.25% 2/1/28	380,000	363,594
5% 2/1/34	2,940,000	2,965,029
5% 2/1/36	1,135,000	1,142,746
Series 2019 A:
4% 10/1/48	2,030,000	1,732,665
5% 10/1/46	3,990,000	4,104,135
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	495,000	486,264
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,320,000	1,288,849
5% 7/1/49	1,085,000	1,051,188
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,830,000	2,978,457
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,510,000	2,045,681
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,235,000	3,122,224
5% 10/1/47	2,005,000	1,893,927
TOTAL MISSOURI		27,324,710
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	290,000	283,329
Nebraska - 1.1%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	13,495,000	13,329,499
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	730,000	696,740
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	1,890,000	1,993,636
5% 9/1/32	3,525,000	3,714,172
5% 9/1/33	2,115,000	2,225,277
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,250,000	1,203,101
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,575,000	1,627,180
5% 1/1/34	945,000	974,035
Series 2016 B, 5% 1/1/32	4,720,000	4,876,374
TOTAL NEBRASKA		30,640,014
Nevada - 0.9%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,555,000	2,503,397
5% 9/1/42	6,295,000	6,068,413
Clark County School District Series 2020 B, 3% 6/15/39	2,630,000	1,958,487
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B:
5% 6/1/34	7,075,000	7,348,650
5% 6/1/36	2,550,000	2,640,857
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	775,000	760,739
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	2,830,000	2,535,279
TOTAL NEVADA		23,815,822
New Hampshire - 1.3%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	4,720,234	4,354,277
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,225,000	1,255,948
5% 8/1/32	235,000	239,726
5% 8/1/34	2,830,000	2,858,804
5% 8/1/36	1,890,000	1,893,925
5% 8/1/37	2,265,000	2,265,207
Series 2018, 5% 8/1/35	2,595,000	2,609,640
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	1,985,000	1,960,527
Series 2017:
5% 7/1/36	1,135,000	1,104,191
5% 7/1/44	1,790,000	1,649,320
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	945,000	945,041
4% 7/1/32	850,000	778,641
Series 2016:
4% 10/1/38	1,100,000	940,184
5% 10/1/28	2,830,000	2,904,152
5% 10/1/32	4,870,000	4,940,172
5% 10/1/38	3,555,000	3,452,651
TOTAL NEW HAMPSHIRE		34,152,406
New Jersey - 5.3%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	855,000	635,756
Series A, 5% 11/1/36	4,895,000	4,890,244
Series QQQ:
4% 6/15/34	755,000	699,097
4% 6/15/36	1,040,000	938,036
4% 6/15/39	945,000	819,520
4% 6/15/41	945,000	803,393
4% 6/15/46	1,415,000	1,153,354
4% 6/15/50	1,890,000	1,509,903
5% 6/15/31	1,040,000	1,075,400
5% 6/15/33	190,000	194,180
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	750,000	574,287
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	42,310
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	57,918
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	40,000	41,765
Series 2014 PP, 5% 6/15/26	5,665,000	5,754,206
Series 2016 AAA, 5% 6/15/41	2,370,000	2,318,558
Series LLL, 4% 6/15/49	2,655,000	2,130,427
Series MMM, 4% 6/15/36	755,000	680,978
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,480,000	2,538,244
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	2,670,000	2,695,201
4% 6/1/31	1,005,000	1,002,991
4% 6/1/32	675,000	670,328
5% 6/1/29	3,000,000	3,240,932
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	995,000	1,034,990
5% 7/1/25 (Escrowed to Maturity)	465,000	483,087
5% 7/1/26 (Escrowed to Maturity)	145,000	152,544
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	220,000	231,445
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,882
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	645,000	678,556
5% 7/1/30	945,000	987,535
Series 2016:
4% 7/1/48	1,700,000	1,272,347
5% 7/1/41	2,070,000	1,929,589
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/24	550,000	565,090
5% 12/1/25	1,005,000	1,044,639
New Jersey Tpk. Auth. Tpk. Rev. Series 2022 B:
4.25% 1/1/43 (f)	6,000,000	5,597,402
5% 1/1/46 (f)	8,000,000	8,184,363
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	15,160,000	15,173,656
Series 2010 A, 0% 12/15/27	6,980,000	5,594,431
Series 2014 BB2, 5% 6/15/34	5,370,000	5,439,704
Series 2016 A:
5% 6/15/27	890,000	919,962
5% 6/15/28	3,045,000	3,138,324
5% 6/15/29	3,350,000	3,446,010
Series 2018 A:
5% 12/15/32	3,025,000	3,082,974
5% 12/15/34	945,000	952,034
Series 2021 A:
4% 6/15/38	510,000	448,263
5% 6/15/32	3,360,000	3,453,093
5% 6/15/33	945,000	966,833
Series 2022 A:
4% 6/15/41	4,625,000	3,931,952
4% 6/15/42	3,105,000	2,604,771
Series 2022 AA:
5% 6/15/29	7,555,000	7,835,408
5% 6/15/35	590,000	593,930
5% 6/15/36	6,915,000	6,914,872
5% 6/15/37	3,195,000	3,179,648
Series A:
4% 12/15/39	945,000	817,676
4.25% 12/15/38	2,345,000	2,142,518
Series AA:
4% 6/15/38	2,660,000	2,337,997
4% 6/15/45	6,365,000	5,226,223
4% 6/15/50	895,000	715,007
5% 6/15/37	2,830,000	2,816,402
5% 6/15/50	3,160,000	3,007,308
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
4.5% 11/1/42	1,500,000	1,373,069
4.625% 11/1/47	2,500,000	2,252,683
TOTAL NEW JERSEY		145,030,245
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,095,000	1,066,550
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	215,000	191,833
5% 5/15/39	160,000	136,182
5% 5/15/44	170,000	138,459
5% 5/15/49	335,000	263,744
TOTAL NEW MEXICO		1,796,768
New York - 6.9%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,470,000	1,485,439
Series 2016 A:
5% 7/1/23	30,000	30,329
5% 7/1/25	65,000	66,595
5% 7/1/32	2,360,000	2,385,588
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	2,285,000	1,465,044
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/33	3,395,000	3,537,139
5% 2/15/39	9,440,000	9,605,091
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	470,000	486,985
5% 9/1/35	1,890,000	1,942,260
5% 9/1/36	1,070,000	1,096,891
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	16,100,000	15,628,070
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,505,000	4,559,986
New York City Gen. Oblig.:
Series 2021 A1, 5% 8/1/31	6,010,000	6,585,484
Series 2022 B1, 5% 8/1/32	1,000,000	1,106,106
New York City Transitional Fin. Auth. Rev.:
Series 2016 A, 5% 5/1/40	1,840,000	1,868,794
Series 2017 B, 5% 8/1/40	1,890,000	1,921,109
Series 2019 B1, 5% 8/1/34	1,890,000	1,972,574
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	6,805,000	6,992,275
5% 11/15/29	4,720,000	4,835,089
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	660,000	676,564
5% 7/1/34	1,370,000	1,399,629
5% 7/15/37	570,000	555,692
5% 7/1/38	1,785,000	1,793,162
5% 7/1/42	1,180,000	1,148,978
5% 7/15/42	1,605,000	1,524,836
5% 7/15/50	4,150,000	3,814,401
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/32	1,835,000	1,916,976
Series 2018 C, 5% 3/15/38	7,820,000	8,095,110
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	8,970,000	8,976,911
Series 2016 C1, 5% 11/15/56	1,890,000	1,677,277
Series 2017 C-2:
0% 11/15/29	2,150,000	1,572,381
0% 11/15/33	5,285,000	3,080,550
Series 2017 D, 5% 11/15/30	4,720,000	4,747,192
Series 2020 D:
4% 11/15/46	31,520,000	24,583,825
4% 11/15/47	2,205,000	1,706,495
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/37	7,270,000	6,795,584
4% 3/15/44	22,920,000	19,952,273
4% 3/15/45	18,600,000	16,049,427
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,495,000	3,625,641
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,955,000	3,096,134
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	945,000	891,339
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	595,000	603,329
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,415,000	1,502,790
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	600,000	471,149
5.375% 11/1/54 (d)	1,020,000	774,131
TOTAL NEW YORK		188,602,624
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,245,000	2,311,952
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	1,890,000	1,945,041
5% 7/1/42	2,715,000	2,746,911
Series 2017 C:
4% 7/1/36	1,415,000	1,302,355
4% 7/1/37	1,415,000	1,290,263
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	210,000	225,519
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,310,000	1,362,943
5% 12/1/30	1,360,000	1,411,511
5% 12/1/32	1,035,000	1,067,060
5% 12/1/33	755,000	775,440
Series 2021 A:
4% 3/1/36	850,000	684,644
4% 3/1/51	1,790,000	1,195,062
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 C, 5% 1/1/29	7,555,000	7,854,587
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,045,000	2,280,553
5% 1/1/43	4,250,000	4,011,768
5% 1/1/44	5,295,000	4,977,254
5% 1/1/49	1,890,000	1,743,064
TOTAL NORTH CAROLINA		37,185,927
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,965,000	3,767,145
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,415,000	1,442,475
5% 2/15/39	945,000	958,947
5% 2/15/44	2,975,000	2,993,587
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	3,775,000	3,830,922
Series 2016, 5% 2/15/46	1,210,000	1,225,712
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/27	2,125,000	2,187,062
5% 6/1/29	3,870,000	4,018,601
5% 6/1/34	1,140,000	1,166,665
Series 2020 B2, 5% 6/1/55	7,105,000	5,979,812
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	470,000	482,517
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,102,964
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	945,000	958,257
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	1,890,000	1,992,403
5% 10/1/37	1,180,000	1,239,451
5% 10/1/38	1,415,000	1,483,287
Columbus City School District Series 2016 A, 5% 12/1/32	945,000	989,283
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	65,000	65,088
5% 6/15/26	70,000	70,062
5% 6/15/27	75,000	75,036
5% 6/15/28	80,000	80,006
5.25% 6/15/43	4,720,000	4,177,291
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	60,000	62,353
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	10,450,000	10,573,756
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	160,000	157,357
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,675,000	1,357,300
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	130,000	137,613
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	780,000	611,806
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	375,000	373,188
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,475,000	1,998,347
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39 (f)(g)	1,200,000	1,281,805
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,195,000	1,219,499
Series 2019, 5% 2/15/29	2,530,000	2,584,865
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,495,000	3,514,746
5% 1/1/30	1,700,000	1,792,751
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,075,000	1,035,514
6% 12/1/29	1,140,000	1,093,556
6% 12/1/30	1,205,000	1,145,501
6% 12/1/31	1,280,000	1,202,878
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	265,000	265,397
TOTAL OHIO		71,694,805
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,045,000	1,076,432
5% 10/1/32	1,040,000	1,080,745
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,590,000	1,420,806
TOTAL OKLAHOMA		3,577,983
Oregon - 0.6%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	4,860,000	4,780,171
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	1,995,000	917,235
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,020,000	1,072,670
5% 6/15/35	2,960,000	3,092,414
5% 6/15/36	2,830,000	2,952,952
5% 6/15/38	2,830,000	2,943,256
TOTAL OREGON		15,758,698
Pennsylvania - 6.2%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,350,000	5,219,614
5% 1/1/56	11,795,000	11,325,881
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,360,000	2,124,529
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,370,000	1,068,931
4% 12/1/41	2,135,000	1,440,486
4.25% 12/1/50	2,375,000	1,509,111
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,390,000	1,262,416
5% 7/1/39	2,765,000	2,461,940
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	945,000	991,607
5% 7/15/38	945,000	991,770
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	425,000	430,077
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,255,000	1,286,874
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,115,000	1,099,757
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	785,000	620,023
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,110,000	3,033,437
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	1,890,000	1,702,025
4% 7/1/38	2,060,000	1,819,944
4% 7/1/39	2,360,000	2,060,300
5% 7/1/44	2,360,000	2,283,424
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,605,000	1,670,546
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,225,000	2,239,434
Series 2016 A:
5% 10/1/28	40,000	38,942
5% 10/1/29	40,000	38,761
5% 10/1/30	4,105,000	3,948,167
5% 10/1/32	130,000	122,741
5% 10/1/36	4,395,000	4,010,861
5% 10/1/40	2,405,000	2,125,926
Series 2019, 4% 9/1/44	4,875,000	4,137,480
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	6,835,000	5,579,391
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	710,000	746,582
5% 7/1/36	945,000	991,959
5% 7/1/37	755,000	790,125
5% 7/1/38	710,000	741,913
5% 7/1/43	1,890,000	1,960,260
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,495,000	1,513,252
Series 2016:
5% 5/1/29	945,000	974,137
5% 5/1/31	945,000	966,721
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,595,000	4,727,680
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	720,000	764,055
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,050,000	1,780,779
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	16,995,000	13,649,708
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	470,000	491,623
5% 7/1/29	470,000	490,430
5% 7/1/30	520,000	540,680
5% 7/1/31	565,000	583,515
5% 7/1/32	520,000	535,681
5% 7/1/33	565,000	577,364
5% 7/1/42	2,255,000	2,206,571
5% 7/1/47	1,890,000	1,830,773
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	10,470,000	10,069,856
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,185,000	1,896,954
Series 2015:
5% 8/1/26	945,000	975,298
5% 8/1/27	945,000	974,799
5% 8/1/28	1,890,000	1,948,602
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,510,000	1,569,937
5% 2/1/36	1,400,000	1,448,543
5% 2/1/37	1,810,000	1,864,553
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,280,000	3,422,838
Series 2018 A:
5% 9/1/34	1,370,000	1,407,836
5% 9/1/35	945,000	969,540
Series 2018 B, 5% 9/1/43	1,315,000	1,318,772
Series 2019 A:
4% 9/1/35	2,175,000	2,045,818
4% 9/1/36	1,890,000	1,724,113
5% 9/1/31	1,100,000	1,143,159
5% 9/1/33	1,945,000	2,048,968
5% 9/1/33	6,485,000	6,690,766
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,060,000	1,097,866
5% 12/15/37	470,000	486,780
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	1,890,000	2,074,866
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,695,000	1,696,295
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,405,000	1,178,881
4% 6/1/49	3,345,000	2,715,341
5% 6/1/44	2,450,000	2,449,217
5% 6/1/49	3,915,000	3,854,144
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	695,000	711,587
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	945,000	978,712
5% 8/1/38	3,025,000	3,094,231
5% 8/1/48	2,690,000	2,610,789
TOTAL PENNSYLVANIA		167,977,264
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	9,367,493	4,760,168
4% 7/1/33	8,345,792	7,061,961
4% 7/1/35	3,005,000	2,455,954
5.625% 7/1/27	1,085,763	1,093,405
5.625% 7/1/29	1,260,915	1,268,205
TOTAL PUERTO RICO		16,639,693
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,605,000	4,171,330
5% 9/1/36	185,000	156,994
Series 2016, 5% 5/15/39	3,100,000	2,918,894
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	10,000,000	11,119,309
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	885,000	869,682
Series 2021 74, 3% 4/1/49	5,090,000	4,812,438
TOTAL RHODE ISLAND		24,048,647
South Carolina - 2.0%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,510,000	1,494,280
5% 7/1/48	11,330,000	11,075,426
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,330,000	1,300,801
Series 2022 A:
5% 1/1/29	285,000	302,824
5% 7/1/29	470,000	501,234
5% 1/1/30	470,000	500,444
5% 7/1/30	520,000	555,270
5% 1/1/31	520,000	553,978
5% 7/1/31	535,000	569,895
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,080,000	4,194,077
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,425,000	3,433,025
5% 12/1/36	5,140,000	5,133,205
Series 2016 C:
5% 12/1/24	485,000	497,327
5% 12/1/25	565,000	583,620
5% 12/1/26	945,000	982,703
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,360,000	7,667,926
4% 4/15/48	6,530,000	5,158,635
5% 4/15/48	8,855,000	8,523,700
TOTAL SOUTH CAROLINA		53,028,370
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017:
5% 7/1/30	805,000	850,675
5% 7/1/35	685,000	702,039
TOTAL SOUTH DAKOTA		1,552,714
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,700,000	1,370,943
Series 2019 A2:
5% 8/1/37	810,000	812,407
5% 8/1/44	1,125,000	1,072,986
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/25	945,000	950,148
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,445,000	1,809,697
5.25% 10/1/58	7,340,000	6,687,713
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/25	1,225,000	1,265,478
5% 5/1/27	1,160,000	1,220,065
5% 5/1/29	1,170,000	1,236,177
5% 5/1/30	2,260,000	2,384,829
5% 5/1/31	1,190,000	1,247,759
TOTAL TENNESSEE		20,058,202
Texas - 6.3%
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,720,000	3,523,866
Series 2020 B, 5% 1/1/45	1,650,000	1,582,132
Collin County Series 2022, 4% 2/15/39	1,275,000	1,183,165
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,355,000	1,407,976
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,220,000	3,000,144
4% 11/1/35	2,860,000	2,632,177
Series 2021 B, 5% 11/1/43	2,325,000	2,300,733
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,700,000	1,460,387
4% 3/1/51	2,125,000	1,810,599
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	4,720,000	4,943,482
5% 10/1/37	9,440,000	9,868,793
5% 10/1/43	5,195,000	5,323,038
Series 2020 C, 4% 10/1/49	2,740,000	2,263,949
Greenville Gen. Oblig. Series 2021, 2% 2/15/33	1,055,000	796,106
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	1,890,000	2,001,108
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,795,000	1,900,126
5% 7/1/30	2,360,000	2,485,241
5% 7/1/31	2,125,000	2,227,542
5% 7/1/32	1,890,000	1,971,359
5% 7/1/39	6,685,000	6,738,789
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/33	1,320,000	1,380,687
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	995,000	1,008,420
5% 10/15/34	1,575,000	1,590,687
5% 10/15/35	1,145,000	1,155,161
5% 10/15/44	790,000	763,220
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,260,000	4,488,061
5% 5/15/35	2,005,000	2,089,593
Series 2015 B:
5% 5/15/30	4,250,000	4,386,816
5% 5/15/31	6,800,000	7,012,333
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,415,000	1,492,869
5% 8/15/47	1,140,000	1,149,709
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	1,985,000	2,045,509
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,345,000	1,398,234
5% 1/1/34	945,000	979,232
5% 1/1/35	1,225,000	1,263,044
5% 1/1/36	1,135,000	1,168,111
5% 1/1/37	4,440,000	4,550,903
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	250,000	259,062
5% 1/1/31	350,000	362,168
5% 1/1/33	1,415,000	1,461,098
Series 2014:
5% 1/1/23 (Escrowed to Maturity)	355,000	356,062
5% 1/1/24	170,000	173,406
Series 2015 A, 5% 1/1/32	1,465,000	1,498,341
Series 2016 A:
5% 1/1/32	2,830,000	2,931,000
5% 1/1/39	945,000	959,441
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	14,265,000	10,849,678
Series 2021 B, 3% 1/1/46	4,000,000	2,767,953
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,180,000	1,247,989
5% 2/1/34	1,415,000	1,489,710
San Antonio Independent School District Series 2016, 5% 8/15/31	1,900,000	1,994,206
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	710,000	752,004
5% 10/1/41	1,415,000	1,472,218
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	4,720,000	4,771,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/41	7,870,000	7,874,072
Series 2018 B, 5% 7/1/43	1,320,000	1,304,594
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,507,566	2,870,389
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,870,000	2,799,555
Series A, 3.5% 3/1/51	2,630,000	2,511,986
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	1,920,000	1,686,406
4% 6/30/37	2,830,000	2,469,555
4% 12/31/37	3,775,000	3,283,335
4% 12/31/38	2,125,000	1,827,627
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	1,890,000	2,001,030
Series 2019 A:
4% 3/15/34	2,125,000	2,092,116
4% 3/15/35	1,890,000	1,839,859
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,765,000	1,807,151
Series 2021, 2.5% 10/15/39	2,000,000	1,433,489
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/33	3,305,000	3,423,385
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	885,000	932,288
TOTAL TEXAS		170,845,824
Utah - 1.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,550,000	1,577,752
5% 7/1/35	1,415,000	1,434,114
5% 7/1/36	1,415,000	1,429,515
5% 7/1/37	945,000	950,936
Series 2018 B:
5% 7/1/43	2,830,000	2,796,971
5% 7/1/48	2,830,000	2,766,413
Series 2021 B:
5% 7/1/46	5,225,000	5,145,399
5% 7/1/51	21,060,000	20,728,509
TOTAL UTAH		36,829,609
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,265,000	2,096,828
5% 10/15/46	2,645,000	2,372,468
TOTAL VERMONT		4,469,296
Virginia - 1.0%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,120,000	1,219,059
5% 8/1/35	1,230,000	1,334,609
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,850,000	1,886,708
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	350,000	319,458
Series 2016:
4% 6/15/37	325,000	283,816
5% 6/15/28	945,000	973,001
5% 6/15/33	210,000	212,757
5% 6/15/36	945,000	942,222
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	16,100,000	15,627,177
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	450,000	478,958
5% 5/15/33	1,890,000	2,005,966
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,360,000	2,307,982
TOTAL VIRGINIA		27,591,713
Washington - 2.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,119,084
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,180,000	1,219,929
5% 2/1/28	1,890,000	1,975,798
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	945,000	982,236
5% 1/1/38	945,000	981,501
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	2,890,000	2,493,562
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	905,000	930,680
Series 2017 D, 5% 2/1/33	1,985,000	2,089,908
Series 2018 D, 5% 8/1/33	5,145,000	5,437,450
Series 2021 A, 5% 6/1/35	4,000,000	4,280,727
Series R-2017 A:
5% 8/1/28	890,000	941,087
5% 8/1/30	890,000	938,518
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	380,000	393,449
5% 7/1/31	810,000	831,158
5% 7/1/34	2,495,000	2,545,091
5% 7/1/35	2,220,000	2,254,886
5% 7/1/36	2,125,000	2,153,733
5% 7/1/42	8,705,000	8,528,566
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,135,000	1,201,850
5% 10/1/31	1,415,000	1,485,372
5% 10/1/32	975,000	1,015,311
5% 10/1/33	2,360,000	2,436,557
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,125,000	2,171,909
5% 8/15/30	945,000	964,273
Series 2017 B, 4% 8/15/41	6,845,000	5,943,185
Series 2019 A1:
5% 8/1/34	1,790,000	1,807,540
5% 8/1/37	945,000	947,809
Series 2019 A2:
5% 8/1/35	2,695,000	2,713,939
5% 8/1/39	1,055,000	1,048,466
Series 2020, 5% 9/1/55	9,515,000	8,996,061
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,510,000	1,533,262
5% 10/1/35	945,000	958,358
5% 10/1/40	1,535,000	1,545,188
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100,000	90,957
5% 7/1/33 (d)	325,000	293,693
5% 7/1/38 (d)	100,000	86,271
5% 7/1/48 (d)	300,000	239,736
TOTAL WASHINGTON		75,577,100
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,735,000	1,734,999
Wisconsin - 1.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,415,000	1,185,579
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	575,000	532,255
5.25% 10/1/48	575,000	522,942
Pub. Fin. Auth. Hosp. Rev.:
Series 2019 A, 5% 10/1/44	5,820,000	5,542,827
Series 2020 A, 3% 6/1/45	3,000,000	1,977,413
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	500,000	492,871
5% 5/15/28 (d)	550,000	525,397
5.25% 5/15/37 (d)	180,000	161,697
5.25% 5/15/42 (d)	220,000	190,248
5.25% 5/15/47 (d)	220,000	183,908
5.25% 5/15/52 (d)	410,000	335,722
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	485,000	401,457
5% 10/1/48 (d)	625,000	499,002
5% 10/1/53 (d)	1,615,000	1,260,283
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (d)	1,085,000	904,392
Series 2021 A, 4.5% 6/1/56 (d)	12,205,000	8,170,851
Series 2021 B, 6.5% 6/1/56 (d)	3,990,000	2,924,787
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,395,000	1,298,482
5% 5/1/25	730,000	739,823
Series 2015, 5% 12/15/44	7,315,000	7,001,301
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,200,000	1,276,337
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,040,000	1,106,158
Series 2019 A:
2.25% 11/1/26	80,000	75,328
5% 11/1/39	3,975,000	3,381,499
Series 2019 B1, 2.825% 11/1/28	1,125,000	976,162
Series 2019 B2, 2.55% 11/1/27	720,000	665,718
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 6/1/39	1,125,000	1,104,497
TOTAL WISCONSIN		43,436,936
TOTAL MUNICIPAL BONDS (Cost $2,940,395,943)		2,629,425,528

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 1.94% (h)(i) (Cost $38,062,640)	38,052,032	38,063,451

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $2,978,458,583)	2,667,488,979
NET OTHER ASSETS (LIABILITIES) - 1.8%	49,681,784
NET ASSETS - 100.0%	2,717,170,763

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,687,115 or 1.4% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.94%	70,108,427	952,979,024	985,024,000	389,784	6,212	(6,212)	38,063,451	2.1%
Total	70,108,427	952,979,024	985,024,000	389,784	6,212	(6,212)	38,063,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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